Share-based Compensation - Hutchmed Share Option Activity (Details) - HUTCHMED Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of share options
Outstanding as at beginning of period (in shares)		25,674,233	29,640,273
Granted (in shares)			1,493,435
Exercised (in shares)		(7,500)	(726,525)
Cancelled (in shares)		(1,388,236)	(1,423,610)
Expired (in shares)		(1,185,475)	(3,309,340)
Outstanding as at end of period (in shares)		23,093,022	25,674,233	29,640,273
Vested and exercisable (in shares)		19,802,670	20,020,945
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)		$ 4.59	$ 4.47
Granted (in US$ per share)			3.27
Exercised (in US$ per share)		2.5	2.17
Cancelled (in US$ per share)		3.61	2.33
Expired (in US$ per share)		5.44	4.46
Outstanding balance as at end of period (in US$ per share)		4.6	4.59	$ 4.47
Vested and exercisable (in US$ per share)		$ 4.79	$ 4.94
Weighted average remaining contractual life (years)
Outstanding (in years)		4 years 6 months 3 days	5 years 1 month 13 days	5 years 11 months 26 days
Vested and exercisable (in years)		3 years 10 months 24 days	4 years 2 months 23 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)		$ 5	$ 1,424	$ 3,804
Vested and exercisable (in US$'000)		$ 5	$ 953
Executive director
Share-based Compensation
Vesting period	3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 1.17